RECONCILIATION OF LIABILITIES ARISING FROM FINANCIAL ACTIVITIES	12 Months Ended
Dec. 31, 2018
RECONCILIATION OF LIABILITIES ARISING FROM FINANCIAL ACTIVITIES
RECONCILIATION OF LIABILITIES ARISING FROM FINANCIAL ACTIVITIES

26.     RECONCILIATION OF LIABILITIES ARISING FROM FINANCIAL ACTIVITIES

								Effect of new
					Foreign	Other		standards
	December 31,	Financing	Operating		exchange	comprehensive	Change	on opening	Other	December 31,
	2017	cash flows	cash flows	Acquisitions	movement	income	in fair value	balance	changes(1)	2018
Notes (Note 24)	108,776	(472)	—	—	8,967	—	—	—	84	117,355
Bank and other loans (Note 24)	182,937	70,657		167	2,250	22		(2,983)	(2,270)	250,780
Lease obligation (Note 25)	11,857	(13,577)	(13,684)	690	(1,456)	1,821	—	140,736	34,166	160,553
Credit guarantee agreement related to foreign-currency hedge (Note 30)	996	(981)	—	—	(15)	—	—	—	—	—
Contingent consideration (Note 28)	180	(65)	—	940	—	—	—	—	(115)	940
Payables related to repurchase of common stock (Note 32)	—	(22,655)	—	—	—	—	—	—	22,655	—
Dividends payable (Note 32)	125	(50,054)	—	—	—	—	—	—	50,075	146
Payable related to purchase of noncontrolling interests	—	(101)	—	—	—	—	—	—	101	—
Payables related to transactions under common control	—	(13,242)	—	13,362	—	—	—	—	—	120
Liability under put option agreement (Note 33)	2,424	—	—	—	—	592	719	—	—	3,735
Receivables related to sale of own shares	—	89	—	—	—	—	—	—	(89)	—
Неdge asset (net)	(8,129)	4,477	(752)	—	(2,837)	129	—	—	4,316	(2,796)
Total liabilities arising from financial activities	299,166	(25,924)	(14,436)	15,159	6,909	2,564	719	137,753	108,923	530,833
(1)	Including accrual of liabilities related to dividends declared, repurchase of common stock, additions under lease agreements, depreciation of debt issuance cost, modification gain and others changes.

					Foreign	Other
	December 31,	Financing cash	Operating cash		exchange	comprehensive	Change in fair	Other	December 31,
	2016	flows	flows	Acquisitions	movement	income	value	changes(1)	2017

Notes (Note 24)	78,186	32,860	—	—	(2,339)	—	—	69	108,776
Bank and other loans (Note 24)	195,088	(10,530)	—	27	(2,051)	(12)	—	415	182,937
Finance lease obligation (Note 25)	11,046	(774)	(854)	—	(368)	—	—	2,807	11,857
Credit guarantee agreement related to foreign-currency hedge (Note 30)	2,907	(1,766)	—	—	(145)	—	—	—	996
Contingent consideration (Note 28)	3	—	—	175	2	—	—	—	180
Payables related to repurchase of common stock	—	(21,896)	—	—	—	—	—	21,896	—
Dividends payable (Note 32)	87	(51,759)	—	—	—	—	—	51,797	125
Payable related to purchase of noncontrolling interests	—	(7)	—	—	—	—	—	7	—
Liability under put option agreement (Note 33)	2,243	—	—	402	—	(101)	(120)	—	2,424
Hedge asset (net)	(13,632)	3,427	(1,233)		145	3,164			(8,129)

Total liabilities arising from financial activities	275,958	(50,445)	(2,087)	604	(4,756)	(3,051)	(120)	76,991	299,166
(1)	Including accrual of liabilities related to dividends declared, repurchase of common stock, additions under lease agreements, depreciation of debt issuance cost, modification gain and others changes.